NOTE 8 - NOTES PAYABLE - RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 8 - NOTES PAYABLE – RELATED PARTIES

In July 2016, the Company converted $228,109 of accounts payable – related parties, and $1,389,772 of accrued expenses – related parties into three promissory notes aggregating $1,617,881. The amounts converted represent accrued expenses and accrued wages prior to 2009 owed to certain officers and executives of the Company. The three notes have similar terms and specify payment terms, trigger events and a default rate of 5% per annum. During 2017, the Company made total payments towards the principal of $23,202 The Company is currently in default with the terms of the promissory notes and is accruing interest at 5% per annum on the outstanding balance, with any payments made to be applied towards interest first. As of December 31, 2017, the Company owes $48,899 in accrued interest related to these notes (see Note 10).